Quarterly Holdings Report
for
Fidelity® International Growth Fund
July 31, 2022
IGF-NPRT3-0922
1.863103.114
Common Stocks - 98.0%
	Shares	Value ($)
Bailiwick of Jersey - 1.6%
Experian PLC	1,925,500	67,416,158
Belgium - 0.8%
Azelis Group NV	542,793	11,849,708
UCB SA	299,600	23,363,532
TOTAL BELGIUM		35,213,240
Canada - 3.3%
CAE, Inc. (a)	1,133,300	29,984,151
Canadian Pacific Railway Ltd.	997,600	78,659,695
Franco-Nevada Corp.	263,780	33,776,117
TOTAL CANADA		142,419,963
Denmark - 1.0%
Vestas Wind Systems A/S	1,694,400	44,535,179
Finland - 0.4%
Kone OYJ (B Shares)	411,700	18,815,291
France - 9.2%
Edenred SA	782,848	40,085,501
Euroapi SASU (a)	1	17
Lectra	316,961	11,111,485
Legrand SA	770,300	63,063,467
LVMH Moet Hennessy Louis Vuitton SE	281,100	195,183,140
Safran SA	646,000	71,005,468
Sanofi SA	209,400	20,808,821
TOTAL FRANCE		401,257,899
Germany - 6.0%
Deutsche Borse AG	338,500	59,090,377
Linde PLC	449,979	135,854,767
SAP SE	388,001	36,189,915
Vonovia SE	949,910	31,650,833
TOTAL GERMANY		262,785,892
Hong Kong - 3.8%
AIA Group Ltd.	11,638,000	116,922,919
Hong Kong Exchanges and Clearing Ltd.	1,069,400	49,075,255
TOTAL HONG KONG		165,998,174
India - 1.5%
Housing Development Finance Corp. Ltd.	828,378	24,970,368
Kotak Mahindra Bank Ltd.	863,600	19,810,924
Reliance Industries Ltd.	320,000	10,165,876
Reliance Industries Ltd. sponsored GDR (b)	140,900	8,890,790
TOTAL INDIA		63,837,958
Ireland - 1.6%
CRH PLC sponsored ADR	1,776,366	68,549,964
Italy - 1.5%
Interpump Group SpA	625,126	26,553,101
Prada SpA	6,453,900	37,243,999
TOTAL ITALY		63,797,100
Japan - 13.7%
Azbil Corp.	1,601,470	48,209,321
FANUC Corp.	314,700	54,273,351
Hoya Corp.	866,700	86,836,098
Keyence Corp.	317,148	125,699,129
Lasertec Corp.	311,800	44,640,437
Misumi Group, Inc.	2,323,985	57,816,825
OSG Corp.	682,400	9,365,684
Recruit Holdings Co. Ltd.	2,978,800	111,326,863
SHO-BOND Holdings Co. Ltd.	630,200	27,882,882
USS Co. Ltd.	1,546,600	30,348,205
TOTAL JAPAN		596,398,795
Kenya - 0.5%
Safaricom Ltd.	85,504,800	21,538,005
Netherlands - 8.0%
Aalberts Industries NV	225,000	9,589,384
Airbus Group NV	773,500	83,400,099
ASML Holding NV (Netherlands)	393,900	226,397,329
IMCD NV	191,500	30,493,577
TOTAL NETHERLANDS		349,880,389
New Zealand - 0.3%
Auckland International Airport Ltd. (a)	2,554,140	11,993,465
Norway - 0.6%
Adevinta ASA Class B (a)	1,400,258	10,532,613
Schibsted ASA (B Shares)	826,300	14,807,416
TOTAL NORWAY		25,340,029
South Africa - 0.2%
Clicks Group Ltd.	575,738	9,692,975
Spain - 3.1%
Amadeus IT Holding SA Class A (a)	1,688,300	98,445,172
Cellnex Telecom SA (b)	772,003	34,531,028
TOTAL SPAIN		132,976,200
Sweden - 5.9%
ASSA ABLOY AB (B Shares)	4,061,210	95,950,242
Atlas Copco AB (A Shares)	8,874,000	103,731,448
Epiroc AB (A Shares)	3,324,900	58,789,868
TOTAL SWEDEN		258,471,558
Switzerland - 10.3%
Nestle SA (Reg. S)	1,961,649	240,355,547
Roche Holding AG (participation certificate)	565,513	187,752,870
Schindler Holding AG:
(participation certificate)	81,338	15,808,720
(Reg.)	18,350	3,462,373
TOTAL SWITZERLAND		447,379,510
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,308,000	56,547,569
United Kingdom - 5.7%
BAE Systems PLC	3,400,000	31,955,734
Compass Group PLC	3,703,000	86,785,206
Dechra Pharmaceuticals PLC	431,600	19,363,195
InterContinental Hotel Group PLC ADR (c)	626,970	37,812,561
Rightmove PLC	4,078,500	31,884,814
Spectris PLC	1,043,957	39,525,676
TOTAL UNITED KINGDOM		247,327,186
United States of America - 17.7%
Alphabet, Inc. Class A (a)	214,720	24,976,230
Autoliv, Inc.	374,469	32,204,334
Lam Research Corp.	99,800	49,950,898
Marsh & McLennan Companies, Inc.	741,351	121,551,910
MasterCard, Inc. Class A	194,300	68,741,397
Moody's Corp.	194,500	60,343,625
MSCI, Inc.	155,800	74,992,772
NICE Ltd. sponsored ADR (a)	277,700	59,433,354
NOV, Inc.	137,870	2,565,761
Otis Worldwide Corp.	305,000	23,841,850
PriceSmart, Inc.	191,886	12,737,393
ResMed, Inc.	392,400	94,380,048
S&P Global, Inc.	158,200	59,630,326
Sherwin-Williams Co.	148,700	35,976,478
Visa, Inc. Class A	219,160	46,486,028
TOTAL UNITED STATES OF AMERICA		767,812,404
TOTAL COMMON STOCKS (Cost $3,182,523,153)		4,259,984,903

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $6,992,915)	63,819	9,160,579

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (f)	79,364,356	79,380,229
Fidelity Securities Lending Cash Central Fund 2.01% (f)(g)	2,879,165	2,879,453
TOTAL MONEY MARKET FUNDS (Cost $82,258,969)		82,259,682

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,271,775,037)	4,351,405,164
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,849,936)
NET ASSETS - 100.0%	4,348,555,228

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,421,818 or 1.0% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,160,579 or 0.2% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	6,992,915

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	127,214,961	660,237,446	708,072,178	417,103	-	-	79,380,229	0.2%
Fidelity Securities Lending Cash Central Fund 2.01%	70,248,753	499,052,935	566,422,235	145,542	-	-	2,879,453	0.0%
Total	197,463,714	1,159,290,381	1,274,494,413	562,645	-	-	82,259,682

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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